Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit)	A reconciliation of the U.S. statutory tax rate to our effective tax rate is presented below:

	Years Ended December 31,
	2021	2020

U.S federal statutory income tax rate	21.0%	21.0%
State and local income taxes	1.2%	6.3%
R&D tax credits	1.7%	7.2%
Stock-based compensation	-0.6%	-0.7%
Warrant expense	-12.5%	—
Change in tax rates	-2.1%	—
Valuation allowance	-8.1%	-33.8%
Other	-0.6%	—
Effective tax rate	0.0%	0.0%

Summary of net deferred tax assets	Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	2021	2020
Deferred tax assets:
Accrued bonus	310	—
Deferred revenue	281	—
Non-qualified stock compensation	1,002	124
Accrued expenses	119	—
Warrant expenses	138	—
Depreciation and amortization	170	—
Other	809	8
Lease liabilities	1,023	1,176
R&D credit carryforwards	3,781	1,733
Net operating loss carryforwards	14,148	13,516

Total deferred tax assets	21,781	16,557
Valuation allowance	(20,388)	(11,747)

Total deferred tax assets net of valuation allowance	1,393	4,810

Deferred tax liabilities:
Depreciation and amortization	—	(173)
Right of use assets	(979)	(1,135)
Capitalized patents	—	(181)
Internally developed software	—	(354)
Capitalized R&D costs	(414)	(2,967)

Total deferred tax liabilities	(1,393)	(4,810)

Net deferred tax assets (liabilities)	—	—